Shareholders' Equity - Schedule of Ordinary Shares (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Ordinary Shares [Abstract]
Authorized	11,000,000	11,000,000
Issued and outstanding	7,028,934	5,792,559